Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,645,376)	$ (7,050,755)	$ (3,181,596)
Adjustments to reconcile net loss from operations to
Depreciation expense	66,428	40,130	54,576
Impairment loss on long-term investment		585,333
Stock-based compensation		1,024,361	1,005,000
Allowance for bad debts	100,000	550,000
Loss on equity method investment			46,105
Noncash lease expense	367,631	353,419	337,221
Gain on lease termination		(4,437)
Gain on extinguishment of debt		(41,548)
Foreign currency transaction (gain) loss	(146,501)	38,670	35,464
Noncash other expense (income)	(88,911)	906	722
Changes in operating assets and liabilities:
Operating lease liability	(389,518)	(393,740)	(266,637)
Accounts receivable	(104,027)	(148,466)	(30,360)
Security deposit	(26,596)	465,843	47,042
Prepaid expenses and other current assets	33,015	(54,782)	206,743
Deferred revenue	(117,004)	121,984	(63,966)
Salary payable	108,133	142,758	(49,024)
Accrued liabilities and other payables	252,159	273,818	(124,137)
NET CASH USED IN OPERATING ACTIVITIES	(5,590,567)	(4,096,506)	(1,982,847)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,792)	(37,068)	(18,379)
Collection of loan to related party		93,887	79,520
Collection of loan to employee			173,974
Collection of loan to third parties	75,000
Cash received from return of investment			306,518
Purchase of long-term investment		(350,000)	(873,577)
Loan to third parties	(2,615,313)	(2,300,000)
Deposit for business acquisition	(1,000,000)
NET CASH USED IN INVESTING ACTIVITIES	(3,544,105)	(2,593,181)	(331,944)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from long-term loan			41,250
Payment on finance lease		(163,301)
Proceeds from issuance of stocks	1,750,140	16,637,200
Repayments to related parties		(2,339)	(4,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,750,140	16,471,560	37,250
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	3,789	(1,579)	60,946
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,380,743)	9,780,294	(2,216,595)
CASH AND CASH EQUIVALENTS - beginning of year	11,206,220	1,425,926	3,642,521
CASH AND CASH EQUIVALENTS - end of year	3,825,477	11,206,220	1,425,926
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cancellation of treasury stock			36,000
Expenses paid by related parties on behalf of the Company			4,000
Acquisition consideration given up by a related party			1,000
Loan receivable from return of investment		350,000	92,831
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	856,987		32,227
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	171,885	170,112
Issuance of stock for direct offering cost	$ 146,137